Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued expenses and other current liabilities
Summary of accrued expenses and other current liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Deposits from offline distributors and retailers	70,084	188,143
Professional service fee payables(a)	22,819	29,041
Product warranty(b)	5,440	4,185
Payables on equipment	4,315	6,866
Patent application fee payables	2,699	1,032
Accrued liabilities to suppliers	—	61,535
Others	11,572	22,594
Accrued expenses and other current liabilities	116,929	313,396
(a)	Professional service fees mainly consist of recruitment, audit and legal services performed by non-related parties.

13.Accrued expenses and other current liabilities (Continued)

(b)	Product warranty activities were as follows:

Product warranty
RMB

Balance as of January 1, 2019	252
Provided during the year	13,496
Utilized during the year	(12,374)
Balance as of December 31, 2019	1,374
Provided during the year	36,350
Utilized during the year	(32,284)
Balance as of December 31, 2020	5,440
Provided during the year	59,599
Utilized during the year	(60,854)
Balance as of December 31, 2021	4,185

Summary of product warranty activities

Product warranty
RMB

Balance as of January 1, 2019	252
Provided during the year	13,496
Utilized during the year	(12,374)
Balance as of December 31, 2019	1,374
Provided during the year	36,350
Utilized during the year	(32,284)
Balance as of December 31, 2020	5,440
Provided during the year	59,599
Utilized during the year	(60,854)
Balance as of December 31, 2021	4,185